Stock Based Compensation (Details) - Schedule of stock option activity under the Plans - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule Of Stock Option Activity Under The Plans [Abstract]
Stock Options Outstanding	1,083,550	0
Stock Options Granted	125,000	1,083,550
Stock Options Exercised	0	0
Stock Options Cancelled	(36,000)	0
Stock Options Outstanding	1,172,550	1,083,550
Stock Options Options vested or expected to vest	0	0
Stock Options Stock options unvested		1,083,550
Weighted Average Exercise Price Outstanding	$ 4.78	$ 0
Weighted Average Exercise Price Granted	1.31	4.78
Weighted Average Exercise Price Cancelled	4.78
Weighted Average Exercise Price Outstanding	4.62	4.78
Weighted Average Exercise Price Options vested or expected to vest	$ 0	$ 0
Weighted Average Exercise Price Stock options unvested		4.78%
Weighted Average Remaining Contractual Life (in Years) Outstanding	9 days 22 hours
Weighted Average Remaining Contractual Life (in Years) Granted		9 years 11 months 12 days
Weighted Average Remaining Contractual Life (in Years) Outstanding	9 years 8 months 26 days	9 years 11 months 12 days
Weighted Average Remaining Contractual Life (in Years) Stock options unvested		9 years 11 months 12 days
Intrinsic Value Outstanding	$ 0
Aggregate intrinsic value Outstanding	23	$ 0
Intrinsic Value Options vested or expected to vest	$ 0